Restructuring and Related Charges, Net - Schedule of Restructuring Charges Incurred Cumulative to Date (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 27, 2013
2013 program
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	$ 23
2013 program | Medical Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	11
2013 program | U.S. Medical Supplies
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	4
2013 program | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	8
2011 program
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	176
2011 program | Medical Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	163
2011 program | U.S. Medical Supplies
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	2
2011 program | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	11
2009 Program
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	138
2009 Program | Medical Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	71
2009 Program | U.S. Medical Supplies
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	57
2009 Program | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs, net, cumulative to date	$ 10